CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,055)	$ (1,519)	$ 745
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	897	951	962
Amortization of discount on convertible note and loans	516	212	576
Share-based compensation for employees			31
Severance pay, net	19	1	85
Decrease (increase) in trade receivables, net	1,539	2,532	(4,777)
Increase in other accounts receivable and prepaid expenses	(337)	(417)	(395)
Grants received from Chief Scientist's Office (OCS)	142	382	179
Decrease (increase) in unbilled receivables	(943)	1,224	(1,659)
Decrease (increase) in inventories	325	(2,069)	(501)
Increase (decrease) in trade payables	(463)	(697)	493
Increase (decrease) in other accounts payable and accrued expenses	(392)	(1,972)	2,576
Net cash provided by (used in) operating activities	(752)	(1,372)	(1,685)
Cash flows from investing activities:
Purchase of property, plant and equipment	(688)	(218)	(603)
Increase (decrease) in deposits	(3)	17	(11)
Change in restricted cash	472	348	(1,413)
Net cash provided by (used in) investing activities	(219)	147	(2,027)
Cash flows from financing activities:
Proceeds from loans from a shareholder, net of issuance expenses	3,998	1,700
Repayment of long term loan from shareholders	(2,229)	(529)	(160)
Short-term bank credit, net	(761)	188	3,712
Exercise of options and warrants		116
Net cash provided by financing activities from continuing operations	1,008	1,475	3,552
Effect of exchange rate changes on cash and cash equivalents	20	7	23
Increase (decrease) in cash and cash equivalents	57	257	(137)
Cash and cash equivalents at the beginning of the year	1,107	850	987
Cash and cash equivalents at the end of the year	1,164	1,107	850
Net cash paid during the year for:
Income taxes	84	63	7
Interest	304	168	219
Non-cash transactions
Transfer of inventory to property, plant and equipment	58	629
Purchase of property, plant and equipment in credit	$ 31